Form N-1A Cover	Jul. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 17, 2025
Prospectus Date	Jun. 20, 2025